Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Trade Payables and Other Current Liabilities

(€‘000)	As of December 31,
	2017	2016
Total trade payables	4,800	8,098
Other current liabilities
Social security	306	294
Payroll accruals and taxes	947	1,206
Other current liabilities	1,029	8

Total other current liabilities	2,282	1,508